Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,321,514	1,321,514	1,321,514
Preferred stock, shares issued	1,321,514	1,321,514	1,321,514
Preferred stock, shares outstanding	1,321,514	1,321,514	1,321,514
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,049,698	14,527,335	14,009,280
Common stock, shares outstanding	15,026,973	14,527,335	14,009,280
Treasury stock, shares	22,725	0